Other assets-Other / Other liabilities - Schedule of changes in goodwill within Other assets-Other (Parenthetical) (Detail)		12 Months Ended
	Apr. 01, 2020	Mar. 31, 2021
Goodwill [Line Items]
Business acquisition percentage of voting interests acquired	100.00%
Business acquisition name of acquired entity	Greentech Capital, LLC
Greentech Capital LLC [Member]
Goodwill [Line Items]
Business acquisition percentage of voting interests acquired		100.00%
Business acquisition name of acquired entity		Greentech Capital, LLC